Supplement dated March 21, 2012 to your Prospectus

On or about April 27, 2012, Hartford Life and Annuity Insurance Company will discontinue sales of new annuity Contracts, subject to state law.

Please retain this Supplement with your Prospectus for future reference.

HV-7358